Share-Based Payments - Summary of Option Activity (Details)	12 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised (in CAD/USD per option) | $ / shares	$ 2.45
CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options | shares	2,980,892	3,547,141
CAD | Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares) | shares	3,547,141	4,337,271
Forfeited (in shares) | shares	(38,516)	(148,019)
Expired (in shares) | shares	(475,101)	(642,111)
Exercised (in shares) | shares	(52,632)	0
Ending balance (in shares) | shares	2,980,892	3,547,141
Number of stock options | shares	2,664,025	2,588,471
Beginning balance (in CAD/USD per option) | $ / shares	$ 3.32	$ 3.27
Forfeited (in CAD/USD per option) | $ / shares	3.25	3.31
Expired (in CAD/USD per option) | $ / shares	3.17	3.02
Exercised (in CAD/USD per option) | $ / shares	1.90	0
Ending balance (in CAD/USD per option) | $ / shares	3.37	3.32
Exercisable at year end (in CAD/USD per option) | $ / shares	$ 3.34	$ 3.34